[Logo]FORUM
      FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA


                                                November 5, 2002

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.

Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023

         CIK:  0000315774

Ladies and Gentlemen:

         On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the Prospectuses with respect to DF Dent Premier Growth Fund and The Advocacy Fund, dated November 1, 2002, and the Statement of Additional Information with respect to DF Dent Premier Growth Fund and The Advocacy Fund, dated November 1, 2002, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on October 31, 2002, accession number 0001004402-02-000463.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6680.

                                        Sincerely,

                                        /s/ Leslie K. Klenk

                                        Leslie K. Klenk
                                        Forum Administrative Services. LLC

Enclosure

TWO PORTLAND SQUARE
PORTLAND, MAINE 04101
TEL: 207-879-1900
FAX: 207-879-6050

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